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[Skadden, Arps, Slate, Meagher & Flom LLP letterhead]

                        June 16, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Celera Corporation Amendment No. 5 to Registration Statement on Form S-1, Filed on June 11, 2008 SEC File No. 333-149457

Ladies and Gentlemen:

        On behalf of Celera Corporation, a Delaware corporation (the "Company"), we hereby electronically transmit, pursuant to Regulation S-T promulgated by the Securities and Exchange Commission, Amendment No. 5 to the Registration Statement of the Company on Form S-1 for filing under the Securities Act of 1933, as amended, in connection with the Company's proposed split-off from Applera Corporation and the issuance of the Company's common stock in the split-off.

        Please contact the undersigned at (302) 651-3180 should you require further information or have any questions.

Very truly yours,
/s/ Allison Land Allison Land
cc:
Thomas P. Livingston

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